PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 78.1%
	COMMODITY - 7.4%
20,188	Invesco DB Energy Fund				$ 529,330
5,831	ProShares Ultra Bloomberg Crude Oil(a)				192,131
7,085	ProShares UltraShort Gold(a)				191,153
					912,614
	EQUITY - 70.7%
9,686	Avantis Emerging Markets Value ETF				635,402
6,884	Avantis International Small Cap Value ETF				709,396
5,973	Avantis U.S. Small Cap Value ETF				745,191
794	Invesco QQQ Trust Series 1				584,702
17,054	Invesco RAFI US 1000 ETF				921,428
10,629	iShares MSCI EAFE Value ETF				813,650
1,398	iShares MSCI USA Momentum Factor ETF				479,276
8,338	iShares Russell 1000 Value ETF				2,021,381
6,283	SPDR S&P 600 Small Cap Growth ETF				748,494
10,170	State Street Energy Select Sector SPDR ETF				540,129
2,848	State Street Technology Select Sector SPDR ETF				542,601
					8,741,650
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,082,227)				9,654,264
	TOTAL INVESTMENTS - 78.1% (Cost $9,082,227)				$ 9,654,264
	OTHER ASSETS IN EXCESS OF LIABILITIES- 21.9%				2,709,215
	NET ASSETS - 100.0%				$ 12,363,479
OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
19	CBOE Volatility Index Future	RJO	01/21/2027	$ 409,448	$ (12,762)
17	CBOE Volatility Index Future	RJO	12/17/2026	351,970	(26,272)
8	ICE US Mini MSCI EAFE Index Future	RJO	09/21/2026	1,258,120	(6,320)
6	ICE US MSCI Emerging Markets EM Index Future	RJO	09/21/2026	527,190	(12,595)
19	Micro E-mini Nasdaq-100 Future	RJO	09/21/2026	1,159,893	15,190
32	Micro E-mini S&P 500 Future	RJO	09/21/2026	1,207,720	7,856
	TOTAL LONG FUTURES CONTRACTS				$ (34,903)

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
19	CBOT 10 Year US Treasury Note Future	RJO	09/22/2026	$ 2,087,922	$ (11,781)
26	CBOT 2 Year US Treasury Note Future	RJO	10/01/2026	5,359,453	(1,539)
5	CBOT US Treasure Bond Future	RJO	09/22/2026	567,500	(5,094)
6	CME Euro Foreign Exchange Currency Future	RJO	09/15/2026	859,238	(2,346)
41	CME Japanese Yen Currency Future	RJO	09/15/2026	3,170,837	49,610
	TOTAL SHORT FUTURES CONTRACTS				$ 28,850
	TOTAL FUTURES CONTRACTS				$ (6,053)

CBOE	- Chicago Board Options Exchange
CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
RJO	- RJ O’Brien
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.